Fair Value Measurements (Details) - Schedule of Valuation of Public Warrants and Rights	Dec. 29, 2023
Market price of public stock [Member]
Schedule of Valuation of Public Warrants and Rights [Line Items]
Valuation of warrants and rights	9.52
Term (years) [Member]
Schedule of Valuation of Public Warrants and Rights [Line Items]
Valuation of warrants and rights	2.38
Risk-free rate [Member]
Schedule of Valuation of Public Warrants and Rights [Line Items]
Valuation of warrants and rights	4.07
Volatility [Member]
Schedule of Valuation of Public Warrants and Rights [Line Items]
Valuation of warrants and rights	3.27